10. Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings per share

Earnings per share amounts are calculated by dividing net income for the year attributable to equity holders of the parent by the weighted average number of ordinary shares during the year.

So as to calculate the weighted average number of ordinary shares, the following was taking into account:

a)	common shares granted for payment of dividends that are outstanding since January 1, 2015 and;

b)	the capital stock reduction due to the merger mentioned in note 1.1 took place on January 1, 2015.

There are no transactions or items generating an effect of dilution.

The following reflects information on income and the number of shares used in the earnings per share computations:

	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Income attributable to equity holders of the parent
Continuing operations	3,022,754	1,330,869	1,210,139
Discontinued operations	485,041	437,974	131,859
	3,507,795	1,768,843	1,341,998

Weighted average number of ordinary shares	1,505,695,134	1,505,695,134	1,505,695,134

There have been no transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of issuance of these consolidated financial statements that may produce a dilution effect.

To calculate the earnings per share for discontinued operations (note 21), the weighted average number of shares for both the basic and diluted earnings per share is as per the table above. The following provides the income amount used:

	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Income attributable to equity holders of the parent from discontinued operations	485,041	437,974	131,859